Stock Compensation Plan (Details 2) - $ / shares	4 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Stock Compensation Plan
Number of Shares, Unvested at Beginning Balance	0	2,100,000
Weighted Average Grant Date Fair Value Per Share, Unvested at Beginning Balance	$ 0	$ 0.25
Number of Shares, Granted	2,100,000	5,250,000
Weighted Average Grant Date Fair Value Per Share, Granted	$ 0.25	$ 2.24
Number of Shares, Vested		350,000
Weighted Average Grant Date Fair Value Per Share, Vested		$ 1.00
Number of Shares, Unvested at Ending Balance	2,100,000	7,000,000
Weighted Average Grant Date Fair Value Per Share, Unvested at Ending Balance	$ 0.25	$ 1.75